Related party transactions (Details) £ in Millions	12 Months Ended
	Mar. 31, 2023 GBP (£)	Mar. 31, 2022 GBP (£) lease	Mar. 31, 2021 GBP (£)	Feb. 25, 2022 lease
New York
Disclosure of transactions between related parties [line items]
Number of leases won | lease		6
Pension plan
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	£ 0.0	£ 3.0	£ 3.0
Joint ventures
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	100.0	284.0	79.0
Purchases of goods and services, related party transactions	0.0	19.0	35.0
Amounts receivable	58.0	43.0	263.0
Amounts payable	19.0	247.0	17.0
Dividends received	150.0	123.0	49.0
Joint ventures | Emerald Energy Venture LLC
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	76.0	74.0	50.0
Receivables due from joint ventures	55.0	33.0	19.0
Joint ventures | NGET/SPT Upgrades Limited
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		7.0	6.0
Purchases of property and other assets, related party transactions	0.0	0.3	5.0
Joint ventures | St William Homes LLP
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions		202.0	14.0
Receivables due from joint ventures		0.0	241.0
Joint ventures | BritNed Development Limited
Disclosure of transactions between related parties [line items]
Dividends received	84.0	39.0	18.0
Purchases of property and other assets, related party transactions	0.0	18.0	17.0
Joint ventures | Community Offshore Wind LLC
Disclosure of transactions between related parties [line items]
Amounts payable		223.0
Number of leases won | lease				6
Joint ventures | Nemo Link Limited
Disclosure of transactions between related parties [line items]
Dividends received	47.0	77.0	25.0
Associates
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	1.0	0.0	1.0
Purchases of goods and services, related party transactions	31.0	41.0	43.0
Amounts receivable	0.0	1.0	0.0
Amounts payable	1.0	4.0	3.0
Dividends received	32.0	35.0	32.0
Associates | Millennium Pipeline Company, LLC
Disclosure of transactions between related parties [line items]
Purchases of goods and services, related party transactions	22.0	38.0	41.0
Dividends received	16.0	34.0	31.0
Subsidiaries of an associate
Disclosure of transactions between related parties [line items]
Revenue from sale of goods and services, related party transactions	6.0	0.0	0.0
Amounts receivable	£ 8.0	£ 0.0	£ 0.0